Summary of Significant Accounting Policies (Details Narrative) - SayMedia, Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Advertising and promotion expense	$ 15,879	$ 16,077	$ 34,105	$ 43,542
Gain (loss) on foreign currency translation	13,480	856	51,000	132,000
Gain on settlements of accounts payable	76,518	$ 494,843	494,843	$ 3,664,752
Accounts Receivable [Member]
Allowance for doubtful accounts	$ 57,913		$ 60,000
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Concentration risk percentage	40.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customers [Member]
Concentration risk percentage			38.00%
Customer Concentration Risk [Member] | Revenue [Member] | One Customers [Member]
Concentration risk percentage	28.00%
Customer Concentration Risk [Member] | Revenue [Member] | Two Customers [Member]
Concentration risk percentage		30.00%